SUPPLEMENT DATED DECEMBER 28, 2022 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Technology Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Statement of Additional Information of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – INVESTMENTS” for Invesco V.I. American Franchise Fund, Invesco V.I. Core Equity Fund and Invesco V.I. Technology Fund in Appendix H:
INVESTMENTS
The following information is as of December 31, 2021 (unless otherwise noted):
Fund	Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco V.I. American Franchise Fund
	Ido Cohen	None
	Erik Voss	None[1]
	Ronald J. Zibelli, Jr.[2]	None
Invesco V.I. Core Equity Fund
	Belinda Cavazos[2]	None
	Magnus Krantz[2]	None
	Benjamin Ram	None
Invesco V.I. Technology Fund
	Ash Shah[2]	None
The following information replaces the information in the table under the heading “PORTFOLIO MANAGER(S) – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – ASSETS MANAGED” for Invesco V.I. American Franchise Fund, Invesco V.I. Core Equity Fund and Invesco V.I. Technology Fund in Appendix H:
ASSETS MANAGED
The following information is as of December 31, 2021 (unless otherwise noted):
Portfolio Manager(s)	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco V.I. American Franchise Fund
Ido Cohen	3	$19,841.5	3	$6,827.4	1	$219.8
Erik Voss	5	$21,836.4	2	$1,155.3	None	None
Ronald J. Zibelli, Jr.[2]	9	$15,100.0	2	$136.4	1[3]	$0.1[3]
Invesco V.I. Core Equity Fund
Belinda Cavazos[2]	4	$5,221.4	None	None	45[3]	$11.0[3]
Magnus Krantz[2]	8	$6,442.0	1	$94.4	45[3]	$11.0[3]
Benjamin Ram	6	$18,320.2	1	$525.1	1[3]	$0.3[3]
Invesco V.I. Technology Fund
Ash Shah[2]	6	$8,665.5	1	$81.2	None	None
1 The portfolio manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.
2 The Portfolio Manager began serving on the Fund effective November 28, 2022. All information is provided as of October 31, 2022.
3 These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
AVIF-SOAI-1-SUP 122822